Changes in Capital Accounts, At The Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 05, 2021
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Shares issued (in shares)	526,916
Net proceeds from issuance of common stock	$ 1,338
Maximum [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM			$ 5,900